UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21583

CLOUGH GLOBAL ALLOCATION FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Erin Douglas
Clough Global Allocation Fund
1625 Broadway, Suite 2200
Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: August 31

Item 1 — Schedule of Investments.

CLOUGH GLOBAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

August 31, 2004

		Shares	Value
COMMON STOCKS	38.8%
Japan Markets	5.4%
ACOM Co., Ltd.		10,400	$686,384
Aiful Corp.		7,000	701,634
Airport Facilities Co., Ltd.		59,000	302,439
Bank of Yokohama, Ltd.		160,000	951,989
Daiwa Securities Group Inc.		178,000	1,156,849
Kokuyo Co., Ltd.		56,000	641,787
Lion Corp.		116,000	683,821
Nikko Cordial Corp.		148,000	665,184
Nippon Broadcasting System		13,500	633,942
Nippon Yusen Kabushiki Kaisha		146,000	757,765
Nisshinbo Industries, Inc.		93,000	659,755
Toho Co., Ltd.		46,000	661,083
Wacoal Corp.		67,000	661,751
York-Benimaru Co., Ltd.		26,000	650,922

TOTAL JAPAN MARKETS			9,815,305

Energy	10.9%
Apache Corp.		20,000	893,800
Chesapeake Energy Corp.		80,000	1,130,400
CONSOL Energy Inc.		20,000	641,600
Cooper Cameron Corp.*		30,000	1,527,900
Devon Energy Corp.		12,000	777,720
Diamond Offshore Drilling, Inc.		25,000	635,500
ENSCO International Inc.		50,000	1,458,000
FMC Technologies, Inc.*		50,000	1,536,000
Globalsantefe Corp.		30,000	836,400
Halliburton Co.		20,000	583,400
Massey Energy Co.		25,000	688,000
National-Oilwell, Inc.*		52,000	1,554,800
Noble Corp.*		37,000	1,488,140
Patterson-UTI Energy, Inc.		40,000	692,800
Precision Drilling Corp.*		16,000	790,400
Rowan Companies, Inc.*		55,000	1,337,600
Royal Dutch Petroleum Co.- ADR		10,000	506,900
Schlumberger, Ltd.		14,000	865,200
Tidewater Inc.		10,000	291,800
Transocean Inc.*		48,000	1,473,600

TOTAL ENERGY			19,709,960

Finance	7.9%
Astoria Financial Corp.		20,000	726,800
Bank Mutual Corp.		17,000	193,970
BankUnited Financial Corp.- Class A*		14,400	407,232
Brookline Bancorp, Inc.		65,500	991,670
Citigroup, Inc.		20,000	931,600

Cohen & Steers, Inc.		117,000	1,743,300
Fidelity Bankshares, Inc.		30,000	1,083,300
First Niagara Financial Group, Inc.		40,000	503,600
Independent Bank Corp.		25,000	748,500
Merrill Lynch & Co., Inc.		39,000	1,991,730
NewAlliance Bancshares, Inc.		68,000	931,600
New York Community Bancorp, Inc.		20,000	427,000
Provident Financial Services, Inc.		30,000	535,800
Sovereign Bancorp, Inc.		86,000	1,879,960
Webster Financial Corp.		22,000	1,082,400

TOTAL FINANCE			14,178,462

Healthcare	0.5%
Sepracor Inc.*		20,000	992,200

TOTAL HEALTHCARE			992,200

Housing	2.0%
D.R. Horton, Inc.		20,000	618,800
Hovnanian Enterprises, Inc.- Class A*		15,176	522,358
KB Home		13,000	894,010
Lennar Corp.- Class A		20,000	916,000
Toll Brothers, Inc.*		14,000	621,460

TOTAL HOUSING			3,572,628

Industrial	2.1%
General Electric Co.		26,000	852,540
GOL Linhas Aereas Inteligentes S.A. - ADR*		30,000	523,800
Methanex Corp.		35,000	473,200
Smurfit - Stone Container Corp.*		45,000	798,300
Trinity Industries, Inc.		35,000	971,250
Willbros Group, Inc.*		10,000	140,000

TOTAL INDUSTRIAL			3,759,090

Insurance	0.9%
Selective Insurance Group, Inc.		20,800	718,224
XL Capital, Ltd.- Class A		12,200	856,440

TOTAL INSURANCE			1,574,664

Media	0.3%
Marvel Enterprises, Inc.*		35,000	513,450

TOTAL MEDIA			513,450

Metals	1.1%
Freeport McMoRan Copper & Gold Inc.		15,400	579,502
Newmont Mining Corp.		5,000	221,950
POSCO - ADR		5,000	180,900
Schnitzer Steel Industries, Inc. - Class A		37,100	1,042,510

TOTAL METALS			2,024,862

Retail	0.5%
Albertson’s, Inc.		18,500	454,730
Wolverine World Wide, Inc.		15,000	361,800
TOTAL RETAIL			816,530

Technology	2.6%
Microsoft Corp.		60,000	1,638,000
Nextel Communications, Inc. - Class A*		79,700	1,848,243
Radvision, Ltd.*		48,900	485,088
Sanmina - SCI Corp.*		96,000	664,320

TOTAL TECHNOLOGY			4,635,651

Transportation	1.1%
General Maritime Corp.*		16,000	436,480
Golar LNG, Ltd.*		28,200	393,954
OMI Corp.		32,000	407,040
Teekay Shipping Corp.		12,000	420,600
Tsakos Energy Navigation, Ltd.		14,000	380,800

TOTAL TRANSPORTATION			2,038,874

Utilities	3.5%
Dominion Resources, Inc.		8,000	519,120
DTE Energy Co.		13,000	537,160
Duke Energy Corp.		23,000	509,220
Entergy Corp.		39,000	2,351,700
Exelon Corp.		14,000	515,900
FPL Group, Inc.		7,000	484,400
Southern Co.		17,000	515,950
Williams Cos., Inc.		70,000	832,300

TOTAL UTILITIES			6,265,750

TOTAL COMMON STOCKS (Cost $69,241,033)			69,897,426

EXCHANGE TRADED FUNDS	2.4%
iShares
MSCI Brazil		99,000	1,684,980
MSCI Hong Kong		50,000	547,000
MSCI Malaysia		133,300	859,785
MSCI Pacific		8,000	606,320
MSCI Taiwan		52,000	553,280

TOTAL EXCHANGE TRADED FUNDS (Cost $4,031,375)			4,251,365

MONEY MARKET MUTUAL FUNDS	11.5%
J.P. Morgan Prime Money Market Fund		20,729,498	20,729,498

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $20,729,498)			20,729,498

Due Date		Coupon	Principal Amount
U.S. GOVERNMENT & AGENCY OBLIGATIONS	50.9%
Federal National Mortgage Association	41.5%
10/27/04 DN		1.578%	$25,000,000	24,938,633
10/27/04 DN		1.578%	50,000,000	49,877,267

TOTAL FEDERAL NAT’L MORTAGE ASSOC.				74,815,900

U.S. Treasury Bill	9.4%
11/04/04		1.430%	17,000,000	16,955,902

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $91,772,682)				91,771,802

TOTAL INVESTMENTS (Cost $185,774,588)		103.6%		186,650,091
Liabilities in Excess of Other Assets		-3.6%		(6,487,269)
NET ASSETS		100.0%		$180,162,822

*Non-income producing security
ADR - American Depositary Receipt
DN - Discount Note

Income Tax Information:

As of August 31, 2004
Gross appreciation (excess of value over tax cost)				$1,934,561
Gross depreciation (excess of tax cost over value)				(1,059,058)
Net unrealized appreciation				$875,503
Cost of investments for income tax purposes				$185,774,588

Item 2 - Controls and Procedures.

(a)          The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)         There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Date:	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Date:	October 28, 2004

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer

Date:	October 28, 2004

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